Significant Accounting Policies - Schedule of Preferred Stock and Common Stock Equivalents (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Preferred Stock and Common Stock Equivalents [Line Items]
Preferred stock and common stock equivalents	$ 1,792,948	$ 11,391,392
Convertible Debts [Member]
Schedule of Preferred Stock and Common Stock Equivalents [Line Items]
Preferred stock and common stock equivalents		10,405,710
Make-Whole Liability [Member]
Schedule of Preferred Stock and Common Stock Equivalents [Line Items]
Preferred stock and common stock equivalents		32,500
Warrants [Member]
Schedule of Preferred Stock and Common Stock Equivalents [Line Items]
Preferred stock and common stock equivalents	280,448	302,141
Preferred Stocks [Member]
Schedule of Preferred Stock and Common Stock Equivalents [Line Items]
Preferred stock and common stock equivalents		651,041
Preferred Stock Warrants [Member]
Schedule of Preferred Stock and Common Stock Equivalents [Line Items]
Preferred stock and common stock equivalents	$ 1,512,500